Derivative Financial Instruments and Hedge Activities (Additional Information) (Detail) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($) Contract	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 EUR (€)	Jul. 30, 2012 USD ($)	Dec. 31, 2012 Settlement Date 15 March 2013 USD ($)	Jun. 30, 2012 Settlement Date 15 March 2013 USD ($)	Dec. 31, 2012 Settlement Date 15 March 2018 USD ($)	Jun. 30, 2012 Settlement Date 15 March 2018 USD ($)	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Fair value of foreign currency contracts not designated as hedges	$ 0.1	$ 0.4
Fair value of forward currency contracts hedging against the exposure to exchange rates on short-term intercompany borrowings	1	5
Forward currency contracts hedging against changes in fair value of certain firm sales commitments denominated in foreign currencies, amount converted to the South Korean won	56	91
Contracts conversion period	21 months	30 months
Contracts conversion period end date	Sep. 30, 2014	Jun. 30, 2014
Fair value of forward currency asset (liability) contracts hedging against changes in fair value of certain firm sales commitments denominated in foreign currencies	3	(1)
Number of contracts	9
Nine U.S. dollar to euro cross currency swap contracts, notional amount of cash flow hedges	1,160					600		560	1
Notional amount of derivative instruments designated as net investment hedges							600
Fair value of ten U.S. dollar to euro cross currency swap contracts	95	120
Euro-denominated borrowings hedging a portion of PPG's net investment in European operations				300
Accumulated pretax unrealized translation losses in AOCI, related to both the euro-denominated borrowings and the cross currency swaps that have been designated as hedges of net investments	9	14
Amount interest rate swaps converted from fixed interest rate debt to variable rate debt		445
Proceeds termination interest rate swap	29	19	0
Fair value of interest rate swaps contracts		26
Swaps anticipated term		10 years
Settlement of forward starting swaps					121
Notional amount of swaps outstanding to hedge exposure to variability of interest payments of future debt refinancing	400
Amount deferred in AOCI	(116)
Fair value of swap contracts to manage exposure to variability of interest payments of future debt refinancing		92
Expected natural gas volatile period										12 months	18 months
Fair value of natural gas swap contracts to manage exposure to fluctuating natural gas prices		9
Shares of PPG stock that is to be contributed to the asbestos settlement trust	1,388,889
Total principal amount payable for PPG shares contributed to the asbestos settlement	62
Fair value of the equity forward arrangement to mitigate the impact of changes in fair value of stock contributed to the asbestos settlement trust	130	56
Other comprehensive pretax gain (loss) related to derivative financial instruments	(11)	(51)	(3)
Other comprehensive income net gain (loss), net of tax, related to derivative financial instruments	(7)	(32)	(2)
Other comprehensive income net gain (loss), net of tax, realized gains (losses) related to derivative financial instruments	(27)	(28)	(93)
Other comprehensive income net gain (loss), net of tax, unrealized (losses) related to derivative financial instruments	$ (38)	$ (79)	$ (96)